Held-to-maturity Financial Assets - Summary of Amortized Cost of Held-to-maturity Financial Assets (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of held to maturity financial assets [Abstract]
Held-to-maturity financial assets pledged as collateral of funding transactions of financial institutions and clients	R$ 974	R$ 11,778